Financial Risk Management - Loans and Advances Whose Terms Have Been Renegotiated (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018
Disclosure of renegociated loans and advances [Line Items]
Loans and advances	¥ 90,682,938	¥ 84,805,192	¥ 85,129,070
Gross carrying amount [member]
Disclosure of renegociated loans and advances [Line Items]
Loans and advances	¥ 91,546,318		85,859,927
Gross carrying amount [member] | Neither past due nor impaired [member]
Disclosure of renegociated loans and advances [Line Items]
Loans and advances			84,856,335
Gross carrying amount [member] | Neither past due nor impaired [member] | Renegotiated loans and advances without providing any financial concessions [Member]
Disclosure of renegociated loans and advances [Line Items]
Loans and advances			¥ 292,466